Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	¥ 64,181	¥ 84,217	¥ 113,544
Interest Income on Impaired Loans		1,533	1,291	2,381
Interest on Impaired Loans Collected in Cash		1,444	1,216	1,921
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	15,166	13,215	11,822
Interest Income on Impaired Loans		316	317	376
Interest on Impaired Loans Collected in Cash		277	269	273
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	4,261	5,090	6,286
Interest Income on Impaired Loans		146	176	268
Interest on Impaired Loans Collected in Cash		130	148	180
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	4,113	3,970	3,368
Interest Income on Impaired Loans		67	69	60
Interest on Impaired Loans Collected in Cash		58	59	51
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	6,792	4,155	2,168
Interest Income on Impaired Loans		103	72	48
Interest on Impaired Loans Collected in Cash		89	62	42
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	39,667	58,138	82,986
Interest Income on Impaired Loans		626	974	2,005
Interest on Impaired Loans Collected in Cash		576	947	1,648
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	1,224	5,117	5,975
Interest Income on Impaired Loans		6	7	10
Interest on Impaired Loans Collected in Cash		6	7	10
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	5,679	11,759	15,657
Interest Income on Impaired Loans		66	275	502
Interest on Impaired Loans Collected in Cash		66	275	502
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	7,720	13,843	22,009
Interest Income on Impaired Loans		189	210	417
Interest on Impaired Loans Collected in Cash		177	198	355
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	2,134	3,505	5,951
Interest Income on Impaired Loans		76	102	202
Interest on Impaired Loans Collected in Cash		76	99	149
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	22,910	23,914	33,394
Interest Income on Impaired Loans		289	380	874
Interest on Impaired Loans Collected in Cash		251	368	632
Purchased loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	9,348	12,864	18,736
Interest Income on Impaired Loans		591	0	0
Interest on Impaired Loans Collected in Cash		¥ 591	¥ 0	¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.